BIOLOGICAL ASSETS	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Biological Assets	BIOLOGICAL ASSETS
The Company measures biological assets, which consist of cannabis plants, at fair value less costs to sell up to the point of harvest, which then becomes the basis for the cost of finished goods inventories after harvest. Subsequent expenditures incurred on these finished goods inventories after harvest are capitalized based on IAS 2 Inventories.

The changes in the carrying value of biological assets as at August 31, 2022 and August 31, 2021 are as follows:

	CAPITALIZED COST	BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT	AMOUNT
Balance, August 31, 2020	$4,779	$615	$5,394
Unrealized gain on change in fair value of biological assets	—	31,726	31,726
Production costs capitalized	34,218	—	34,218
Transfer to inventory upon harvest	(33,232)	(25,984)	(59,216)
Balance, August 31, 2021	$5,765	$6,357	$12,122
Acquisition through business combination (Note 27)	37	146	183
Unrealized gain on changes in fair value of biological assets	—	40,001	40,001
Production costs capitalized	48,502	—	48,502
Transfer to inventory upon harvest	(45,551)	(37,289)	(82,840)
Balance, August 31, 2022	$8,753	$9,215	$17,968
The fair value less costs to sell of biological assets is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, then adjusts that amount for the average selling price per gram, and for any additional costs to be incurred, such as post-harvest costs. The following unobservable inputs, all of which are classified as Level 3 within the fair value hierarchy (see Note 19), are used in determining the fair value of biological assets:

i.average selling price per gram – calculated as the weighted average current selling price of cannabis sold by the Company, adjusted for expectations about future pricing;
ii.expected average yield per plant – represents the number of grams of finished cannabis inventory which is expected to be obtained from each harvested cannabis plant currently under cultivation;
iii.wastage of plants based on their various stages of growth – represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested;
iv.post-harvest costs – calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials and labour related to drying, labelling, and packaging; and
v.stage of completion in the cultivation process – calculated by taking the average number of weeks in production over a total average grow cycle of approximately 14 weeks.

The Company estimates the harvest yields for the cannabis on plants at various stages of growth, based on expected yield of mature plants. As of August 31, 2022, it is expected that the Company’s biological assets will yield 27,405 kg (August 31, 2021 – 11,368 kg) of cannabis when eventually harvested. The Company’s estimates are, by their nature, subject to change, and differences from the expected yield will be reflected in the fair value adjustment to biological assets in future periods. The Company accretes fair value on a straight-line basis according to stage of growth. As a result, a cannabis plant that is 50% through its 14-week growing cycle would be ascribed approximately 50% of its harvest date expected fair value less costs to sell (subject to wastage adjustments).

Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	August 31, 2022		August 31, 2021		SENSITIVITY	August 31, 2022	August 31, 2021
Average selling price per gram	$1.49		$2.54		Increase or decrease by 10% per gram	$1,766	$1,212
Expected average yield per plant	132	grams	129	grams	Increase or decrease by 10 grams	$1,339	$937

The expected average yield per plant at August 31, 2022 primarily reflects the average yield of the flower component of the plant (with the exception being cannabidiol (“CBD”) dominant strains where trim is also harvested for extraction).